Loans and financing	12 Months Ended
Dec. 31, 2022
Loans And Financing
Loans and financing

21.       Loans and financing

They are classified as financial liabilities measured at the amortized cost, and represented by non-derivative financial liabilities that are usually traded before maturity.

In the initial recognition, they are recorded at the fair value and after the initial recognition they are measured based on the effective interest rate method. Appropriations of financial expenses according to the effective interest rate method are recognized in income, under financial expenses.

Description	Currency	Charges	Maturity	2022	2021
KFW Finnvera (ii)	USD	Libor 6M+ 0.75% p.a.	Jan 2024–Dec 2025	173,381	278,176
Scotia¹ (ii)	USD	1.2410–3.2300% p.a.	Dec 2023–Apr 2024	1,568,683	559,650
BNP Paribas (ii)	USD	2.8220% p.a.	Jan 2022	-	428,793
BNP Paribas (ii)	BRL	7.0907% p.a.	Jan 2024	515,265	515,166
Debêntures² (ii)	BRL	IPCA + 4.1682% p.a. (i)	June 2028	1,771,797	1,667,399
BNDES (i)	BRL	IPCA + 4.2283% p.a.	Nov 2031	394,139	396,281
BNB³ (i)	BRL	IPCA + 1.2228%–1.4945%	Feb 2028	249,400	-
BNDES (i)	BRL	TJLP + 1.95% p.a.	Aug 2025	297,160	-
Total				4,969,825	3,845,465

Current				(1,264,967)	(538,450)
Non-current				3,704,858	3,307,015

¹	Rates on outstanding debts on 12/31/2022 with Scotia Bank are between 1.4748% and 3.2300% p.a.
²	The automatic decrease of up to 0.25 bps is estimated in remunerative interest and will comply with sustainable targets established in the indenture.
³	BNB interest rates already include a 15% discount for payment.

Insurances

(i)	Certain receivables from TIM S.A.;

(ii)	Do not have a guarantee.

The Company's financing, contracted with BNDES, was obtained for the expansion of the mobile telephone network and has restrictive contractual clauses that provide for the fulfilment of certain financial and non-financial rates calculated every six months. Financial indices are: (1) Shareholders' equity over total assets; (2) EBITDA on net financial expenses; (3) Total financial debt on EBITDA and (4) Short-term net financial debt to EBITDA. The Company has been complying with all the established ratios.

The table below shows the position of financing and available lines of credit:

					Remaining amount
Type	Currency	Date of opening	Term	Total value		Amount used up to December 31, 2022
BNDES (i)	TJLP	May 2018	N/A	1,090,000	778,595	311,405
BNDES (ii)	TJLP	May 2018	N/A	20,000	12,190	7,810
FINAME (iii)	IPCA	Mar 2019	N/A	390,000	-	390,000
BNB (iv)	IPCA	Jan 2020	June 2023	752,479	503,351	249,128
Total R$:				2,252,479	1,294,136	958,343

Objective:

(i)	Support to TIM's investment plan for the years 2017 to 2019 including, but not limited to, the acquisition of national equipment.
(ii)	Investments in social projects within the community.
(iii)	Exclusive application in the acquisition of machinery and equipment, industrial systems and/or other components of national manufacture.
(iv)	Support to TIM's investment plan for the years 2020 to 2022 in the region of operation of Banco do Nordeste do Brasil.

Loans and financing on December 31, 2022 due in long-term is in accordance with the following schedule:

2024	1,282,496
2025	202,506
2026	698,866
2027	698,866
2028	659,624
2029	55,714
2030	55,714
2031	51,072
3,704,858

The nominal value of the loans and financing is consistent with their respective payment schedule.

Nominal value

2023	1,264,968
2024	1,282,496
2025	202,506
2026	698,866
2027	698,866
2028	659,624
2029	55,714
2030	55,714
2031	51,071
4,969,825

Fair value of loans

In Brazil, there is no consolidated long-term debt market with the characteristics verified in the financing obtained from KFW Finnvera, which has the Finnish development agency Finnvera as guarantor. Both are financing for the purchase of equipment and, therefore, have a character of subsidy and promotion of commercial activity between the company and certain suppliers. For the purposes of fair value analysis, considering the characteristics of this transaction, the company understands that its fair value is equal to that recorded on the balance sheet.

With respect to proceeds contracted with the Bank of Nova Scotia, BNP Paribas, Debentures and BNDES and BNB, the fair value of these loans is considered to be the present value of the active tip of the swap contracts that protect the Company from changes in exchange rates and interest. The fair value of the operations on December 31, 2022 is, respectively, R$ 1,519,742, R$ 59,199, R$ 1,670,839, R$ 361,828 and R$ 219,697.